FINANCIAL RISK MANAGEMENT (Assumed financial exposure to credit risk) (Details) - Credit risk $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1,450
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Trade and other receivables	798
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Trade and other receivables	14
Argentina, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	12
Mexico, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	160
Brazil, Brazil Real
Disclosure of credit risk exposure [line items]
Trade and other receivables	397
Colombia, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	68
Other currencies
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1